Financial Instruments With Off-Balance-Sheet Risk	12 Months Ended
Dec. 31, 2011
Financial Instruments With Off-Balance-Sheet Risk [Abstract]
Off-Balance-Sheet Credit Exposures [Text Block]
Financial Instruments With Off-Balance-Sheet Risk

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers and to reduce its own exposure to fluctuations in interest rates. These financial instruments include commitments to extend credit, standby letters of credit, interest rate caps and floors written on adjustable-rate loans, commitments to participate in or sell loans, commitments to buy or sell securities, guarantees on certain sold loans and risk-sharing commitments on certain sold loans under the Mortgage Partnership Finance (MPF) program with the FHLB of Boston. At December 31, 2011 and 2010, the Company had binding loan commitments to sell residential mortgages at fixed rates totaling $4.4 million and $169 thousand, respectively. The Company also had a binding loan commitment to sell a commercial real estate loan for $155 thousand at December 31, 2010. The fair market value of these commitments is not material to the Company's financial statements.

Such instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of those instruments reflect the extent of involvement the Company has in particular classes of financial instruments and the potential impact on the Company's future financial position, financial performance and cash flow.

The Company's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and standby letters of credit is represented by the contractual notional amount of those instruments. The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments. For interest rate caps and floors embedded in adjustable-rate loans, the contract or notional amounts do not represent exposure to credit loss. The Company controls the risk of interest rate cap agreements through credit approvals, limits and monitoring procedures. Interest rate caps and floors on adjustable rate loans permit the Company to manage its interest rate risk and cash flow risk on these loans within parameters established by Company policy.

The Company generally requires collateral or other security to support financial instruments with credit risk. The following table shows financial instruments outstanding whose contract amount represents credit risk at December 31:

	Contract or Notional Amount
	2011	2010
	(Dollars in thousands)
Commitments to originate loans	$10,176	$15,654
Unused lines of credit	59,650	44,720
Standby and commercial letters of credit	1,811	1,494
Credit card arrangement	933	838
MPF credit enhancement obligation, net (See Note 18)	86	86
Commitment to purchase investment securities	504	—
Total	$73,160	$62,792

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates within 90 days of the commitment. Unused lines of credit are generally renewable at least annually except for home equity lines which usually have a specified draw period followed by a specified repayment period. Unused lines may have other termination clauses and may require payment of a fee.

Since many of the commitments and lines are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Company evaluates each customer's credit worthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Company, upon issuance of a commitment to extend credit is based on management's credit evaluation of the customer. Collateral held varies but may include real estate, accounts receivable, inventory, property, plant and equipment and income-producing commercial properties.

Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party. Those guarantees are issued to support customer's private borrowing arrangements or guarantee the customer's contractual performance on behalf of a third party. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loans to customers and the Company evaluates each customer's credit worthiness on a case-by-case basis. The fair value of standby letters of credit has not been included in the Company's balance sheets for either year as the fair value is immaterial.

The Company did not hold or issue derivative instruments or hedging instruments during the years ended December 31, 2011 and 2010. The commitment to purchase investment securities reflects management's strategy to put funds to work that were in overnight deposit accounts at December 31, 2011.